Note 11 - Stock Option and Warrants - Black-Scholes Option Pricing Model Assumptions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Expected volatility	113.00%
Expected life (in years) (Year)	4 years 73 days	4 years 73 days	4 years 73 days	4 years 73 days	4 years 73 days
Estimated forfeiture rates	20.00%		20.00%
Weighted average per share grant date fair value (in dollars per share)	$ 8.25	$ 8.25	$ 9.75	$ 9	$ 55.50	$ 51
Stock-based compensation	$ 315,540	$ 140,474	$ 667,821	$ 436,859
Minimum [Member]
Risk-free interest rate	1.60%	1.10%	1.60%	1.10%	0.90%	1.50%
Expected volatility		80.00%	110.00%	78.00%	78.00%	58.00%
Expected life (in years) (Year)						4 years 36 days
Estimated forfeiture rates		1.00%		1.00%	1.00%	1.00%
Maximum [Member]
Risk-free interest rate	1.70%	1.20%	1.70%	1.40%	1.80%	1.70%
Expected volatility		83.00%	113.00%	83.00%	110.00%	77.00%
Expected life (in years) (Year)						4 years 73 days
Estimated forfeiture rates		7.00%		7.00%	20.00%	10.00%